Goodwill and Intangible Assets - Summary of Impairment Testing of Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	$ 6,014	$ 5,651
Goodwill Net additions/ (disposals)		255
Effect of changes in foreign exchange rates	(95)	108
Goodwill Ending balance	5,919	6,014
Asia Insurance, excluding Japan [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	162	152
Effect of changes in foreign exchange rates	(3)	10
Goodwill Ending balance	159	162
Japan insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	360	386
Effect of changes in foreign exchange rates	(32)	(26)
Goodwill Ending balance	328	360
Canadian insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,960	1,955
Effect of changes in foreign exchange rates	(2)	5
Goodwill Ending balance	1,958	1,960
US insurance [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	360	336
Effect of changes in foreign exchange rates	(10)	24
Goodwill Ending balance	350	360
Asia wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	450	183
Goodwill Net additions/ (disposals)		255
Effect of changes in foreign exchange rates	(12)	12
Goodwill Ending balance	438	450
Canada wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,436	1,436
Effect of changes in foreign exchange rates	0
Goodwill Ending balance	1,436	1,436
US wealth and asset management [member]
Disclosure of reconciliation of changes in goodwill [Line items]
Goodwill Beginning balance	1,286	1,203
Effect of changes in foreign exchange rates	(36)	83
Goodwill Ending balance	$ 1,250	$ 1,286